Transaction with related parties (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Executive Committee members	10	11	11
Related parties, number of executive committee members who stepped down	1	0	1
Non-executive directors	12	13	14